Financial instruments (Tables)	6 Months Ended
Jun. 30, 2023
Disclosure of detailed information about financial instruments [abstract]
Disclosure of fair value measurement of assets
The following table provides an analysis of financial instruments that are measured subsequent to initial recognition at fair value, grouped into levels 1 to 3 based on the degree to which the fair value is observable, or based on observable inputs:

	Level 1	Level 2	Level 3
	£m	£m	£m
30 June 2023
Derivatives in designated hedge relationships
Derivative assets	—	14.8	—
Derivative liabilities	—	(51.0)	—
Held at fair value through profit or loss
Other investments	0.4	—	257.5
Derivative assets	—	2.9	—
Derivative liabilities	—	(1.8)	—
Payments due to vendors (earnout agreements)	—	—	(187.9)
Liabilities in respect of put options	—	—	(320.8)
Held at fair value through other comprehensive income
Other investments	7.2	—	67.8

Disclosure of fair value measurement of liabilities
The following table provides an analysis of financial instruments that are measured subsequent to initial recognition at fair value, grouped into levels 1 to 3 based on the degree to which the fair value is observable, or based on observable inputs:

	Level 1	Level 2	Level 3
	£m	£m	£m
30 June 2023
Derivatives in designated hedge relationships
Derivative assets	—	14.8	—
Derivative liabilities	—	(51.0)	—
Held at fair value through profit or loss
Other investments	0.4	—	257.5
Derivative assets	—	2.9	—
Derivative liabilities	—	(1.8)	—
Payments due to vendors (earnout agreements)	—	—	(187.9)
Liabilities in respect of put options	—	—	(320.8)
Held at fair value through other comprehensive income
Other investments	7.2	—	67.8
Reconciliation of level 3 fair value measurements:

	Payments due to vendors (earnout agreements)	Liabilities in respect of put options	Other investments
	£m	£m	£m
1 January 2023	(160.1)	(342.1)	358.5
Gains/(losses) recognised in the income statement	25.7	7.1	(24.7)
Gains recognised in other comprehensive income	—	—	0.1
Additions	(66.7)	(2.4)	1.8
Disposals	—	—	(10.4)
Cancellations	—	2.8	—
Settlements	12.4	1.8	—
Exchange adjustments	0.8	12.0	—
30 June 2023	(187.9)	(320.8)	325.3